Derivative Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 30, 2011	Sep. 27, 2013 Senior Notes	Sep. 27, 2013 Designated as Hedging Instrument Forward Interest Rate Lock Contract Cash Flow Hedges	Mar. 31, 2013 Designated as Hedging Instrument Forward Interest Rate Lock Contract Cash Flow Hedges Contract
Derivative Instruments, (Loss) Gain [Line Items]
Foreign currency loss	$ 14.2	$ 4.3
Forward interest rate lock contracts, number					3
Forward interest rate lock contracts, notional amount					300
Term of debt instrument			10 years
Loss resulting from terminated derivatives, recorded in AOCI				7.6
Loss remaining in AOCI related to terminated derivatives				$ 7.3